Stock Option Activity (Detail) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	3,318	27,819	56,844
Exercised	(2,253)	(7,447)	(7,104)
Cancelled/Forfeited	(82)	(17,054)	(21,921)
Ending Balance	983	3,318	27,819
Beginning Balance	$ 34.69	$ 41.24	$ 44.25
Exercised	$ 34.85	$ 35.20	$ 35.00
Cancelled/Forfeited	$ 34.49	$ 45.15	$ 51.06
Ending Balance	$ 34.35	$ 34.69	$ 41.24